Investments - Composition of the Fair Values of Investments by Credit Rating (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Fair value		$ 3,411.6
Fixed maturity securities
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Fair value	$ 3,080.5	$ 3,411.6
Fixed maturity securities | Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration risk, percentage	100.00%	100.00%
Short-term investments
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Fair value	$ 144.4	$ 222.1
Short-term investments | Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration risk, percentage	100.00%	100.00%
AAA | Fixed maturity securities
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Fair value	$ 299.2	$ 399.4
AAA | Fixed maturity securities | Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration risk, percentage	10.00%	12.00%
AAA | Short-term investments
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Fair value	$ 0.3	$ 0.3
AAA | Short-term investments | Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration risk, percentage	0.00%	0.00%
AA | Fixed maturity securities
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Fair value	$ 996.9	$ 1,245.6
AA | Fixed maturity securities | Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration risk, percentage	32.00%	37.00%
AA | Short-term investments
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Fair value	$ 143.6	$ 220.7
AA | Short-term investments | Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration risk, percentage	100.00%	100.00%
A | Fixed maturity securities
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Fair value	$ 1,242.9	$ 1,270.9
A | Fixed maturity securities | Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration risk, percentage	40.00%	37.00%
BBB | Fixed maturity securities
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Fair value	$ 463.0	$ 453.1
BBB | Fixed maturity securities | Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration risk, percentage	15.00%	13.00%
BBB | Short-term investments
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Fair value	$ 0.0	$ 0.2
BBB | Short-term investments | Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration risk, percentage	0.00%	0.00%
Below BBB | Fixed maturity securities
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Fair value	$ 78.5	$ 42.6
Below BBB | Fixed maturity securities | Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration risk, percentage	3.00%	1.00%
Below BBB | Short-term investments
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Fair value	$ 0.5	$ 0.9
Below BBB | Short-term investments | Credit Rating | Credit Concentration Risk
Debt Securities, Held-to-Maturity, Credit Quality Indicator [Line Items]
Concentration risk, percentage	0.00%	0.00%